Shareholder Report, Line Graph (Details) 190839_Brown Advisory Mortgage Securities Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	$ 1,119,421	$ 1,053,215	$ 1,033,616	$ 1,055,390	$ 1,145,366	$ 1,128,090	$ 1,063,300	$ 996,369	$ 994,755	$ 1,000,000	$ 1,172,880
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,122,983	1,058,656	1,031,521	1,041,285	1,160,751	1,164,629	1,071,029	992,896	996,852	1,000,000	$ 1,165,554
Bloomberg Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Mortgage Backed Securities Index
Accumulated Value	$ 1,090,102	$ 1,023,394	$ 1,002,192	$ 1,017,663	$ 1,118,678	$ 1,123,358	$ 1,063,073	$ 1,000,863	$ 999,403	$ 1,000,000	$ 1,146,863